Other Contingent Assets, Liabilities and Commitments - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Other Contingent Assets Liabilities And Commitments [Line Items]
Money Held In Escrow Current	$ 4,347	$ 6,966